Derivative and Financial Instruments - Financial Instruments Fair Value (Details) $ in Millions	Dec. 31, 2019 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Cash and Cash Equivalents, carried at fair value	$ 9
Short Term Investments At Fair Value	99
Investments and Long Term Receivable Carried At Fair Value	133
Corporate Debt [Member] | Remaining maturities within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Cash and Cash Equivalents, carried at fair value	1
Short Term Investments At Fair Value	59
Investments and Long Term Receivable Carried At Fair Value	0
Corporate Debt [Member] | Remaining Maturities Greater Than One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Cash and Cash Equivalents, carried at fair value	0
Short Term Investments At Fair Value	0
Investments and Long Term Receivable Carried At Fair Value	99
Commercial Paper [Member] | Remaining maturities within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Cash and Cash Equivalents, carried at fair value	8
Short Term Investments At Fair Value	30
Investments and Long Term Receivable Carried At Fair Value	0
US Government Debt Securities [Member] | Remaining maturities within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Cash and Cash Equivalents, carried at fair value	0
Short Term Investments At Fair Value	10
Investments and Long Term Receivable Carried At Fair Value	0
US Government Debt Securities [Member] | Remaining Maturities Greater Than One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Cash and Cash Equivalents, carried at fair value	0
Short Term Investments At Fair Value	0
Investments and Long Term Receivable Carried At Fair Value	15
Asset-backed Securities [Member] | Remaining Maturities Greater Than One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Cash and Cash Equivalents, carried at fair value	0
Short Term Investments At Fair Value	0
Investments and Long Term Receivable Carried At Fair Value	$ 19